LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT - Summary of Calculations of Basic and Diluted Loss per Share (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Basic earnings per share [abstract]
Loss attributable to ordinary equity holders of the parent, used in the basic earnings per share calculation	$ (59,793)	$ (112,101)
Weighted average number of ordinary shares in issue during the period used in the basic earnings per share calculation (in shares)	364,010,429	330,497,072